Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share based payments:
Schedule of Restricted share units

	Number of RSUs		Weighted average grant date fair value per share
	2022	2021	2022	2021
As at 1 January	42,896	-	$12.24	-
Granted during the year	59,441	57,896	$8.00	$12.24
Vested during the year (1)	(14,253)	(15,000)	$12.17	$12.24
Forfeited during the year	(442)	-	$12.24	-
As at December 31	87,642	42,896	$11.43	$12.24

(1)	No ordinary shares were issued in connection with the RSUs that vested during the years ended December 31, 2022 and 2021.

Schedule Of Range Of Assumptions

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	75.32%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	1.58
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$6.45
Share price	$9.42	$9.42	5.03
Fair value of option on grant date	$6.14	$6.18	3.31

Schedule of Option Outstanding

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2021	-	$-
Granted during the year	2,128,554	$5.21
Vested during the year	(461,887)	$3.31
Options outstanding December 31, 2022	1,666,667	$5.21

Schedule of Incentive shares

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2021	30,000	$23
Forfeited	(25,000)	$-
Incentive shares outstanding December 31, 2022	5,000	$23

Schedule of Reconciliation to statement of profit or loss

	2022	2021	2020
	€’000	€’000	€’000
2020 Earn-Out	-	(1,400)	1,400
RSUs	526	228	-
Incentive shares	21	331	38
Options	2,962	-	-
Share-based payment expense/ (credit)	3,509	(841)	1,438